Investment in associates - Narrative (Details) € / shares in Units, £ in Millions, $ in Millions, $ in Millions		12 Months Ended
	Jul. 16, 2025 USD ($)	Dec. 31, 2025 EUR (€) € / shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€) year € / shares	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($) year	Dec. 31, 2024 USD ($) year	Jul. 18, 2024 USD ($)	Dec. 06, 2023 USD ($)	Dec. 31, 2022
Detail of information about investments in associates [Line Items]
Increase (decrease) in equity		€ (167,000,000)			€ 2,309,000,000
Profit (loss)		1,150,000,000			3,490,000,000			€ 511,000,000
Consolidated carrying amount of 407 ETR		1,500,000,000
Derivatives investment in associates		18,000,000			€ 20,000,000
Percentage of sale of all participation		€ 1
Parcentage of debt commitments in AGS					50.00%	50.00%	50.00%
Percentage of economic rights and majority of voting rights		100.00%								100.00%	100.00%	100.00%
Increase decrease in investments in associates		€ 932,000,000			€ 985,000,000
Increase decrease in investments in associates other		4,000,000			(168,000,000)
Equity attributable to owners of parent		€ 5,908,000,000			6,075,000,000			3,766,000,000
Acquited shares of Powernet I,S.L.U		100.00%								100.00%	100.00%	100.00%
Increasing your total ownership of the old 407 ETR		43.23%	43.23%	43.23%
Gains (losses) on disposals of investments		€ 14,100,000
Investments in associates accounted for using equity method		3,955,000,000			3,023,000,000			2,038,000,000
Previously-announced acquisition of an additional		€ 1,300,000,000	$ 1,990
Increasing your total ownership of the new 407 ETR		48.29%	48.29%	48.29%
MARS NTO LLC. [Member]
Detail of information about investments in associates [Line Items]
Pay compensation for additional profits		4.00%	4.00%	4.00%
Long term loans in associates [Member]
Detail of information about investments in associates [Line Items]
Subordinated loan granted per share holders nominal amount AGS | £											£ 195
Toll roads division [Member]
Detail of information about investments in associates [Line Items]
Profit (loss)		€ 610,000,000			663,000,000			548,000,000
Highways Division
Detail of information about investments in associates [Line Items]
Stake acquired carrying amount at cquisition date		1,500,000,000
United States of America, Dollars
Detail of information about investments in associates [Line Items]
Equity attributable to owners of parent		318,000,000			796,000,000
Canada, Dollars
Detail of information about investments in associates [Line Items]
Equity attributable to owners of parent		€ 1,473,000,000			€ 425,000,000
India, Rupees
Detail of information about investments in associates [Line Items]
Par value per share | € / shares		€ 42.05			€ 57.24
Equity attributable to owners of parent		€ 882,000,000			€ 1,023,000,000
India, Rupees | Exchange rate interval maximum [Member]
Detail of information about investments in associates [Line Items]
Exchange rate		90.2
Ganga Expressway Project "Ganga" [Member]
Detail of information about investments in associates [Line Items]
Percentage of the adquisition		80.40%								80.40%	80.40%	80.40%
407 International Inc [Member]
Detail of information about investments in associates [Line Items]
Proportion of ownership interest in associate		48.29%	48.29%	48.29%
Percentage of the adquisition		5.06%			5.06%					5.06%	5.06%	5.06%	5.06%	5.06%
Derivatives investment in associates		€ 0			€ 0
Increase decrease in investments in associates other		(1,000,000)			0
Investments in associates accounted for using equity method		€ 1,725,000,000			778,000,000			928,000,000
407 International Inc [Member] | Toll roads division [Member]
Detail of information about investments in associates [Line Items]
Proportion of ownership interest in associate		48.29%	48.29%	48.29%
Percentage of divestment of ownership interest		10.00%								10.00%	10.00%	10.00%
Percentage of the adquisition		5.06%								5.06%	5.06%	5.06%
Stake acquired carrying amount at cquisition date		€ 1,500,000,000
Increasing your total ownership of the old 407 ETR		43.23%	43.23%	43.23%
Previously-announced acquisition of an additional		€ 1,300,000,000	$ 1,990
Increasing your total ownership of the new 407 ETR		48.29%	48.29%	48.29%
407 International Inc [Member] | Canada, Dollars
Detail of information about investments in associates [Line Items]
Profit (loss) | $						$ (692)			$ (567)
Non-current portion of non-current borrowings | $										$ 11,383			$ 10,716
Increase decrease in non current liabilities | $			$ 653
407 International Inc [Member] | Canada, Dollars | Toll roads division [Member]
Detail of information about investments in associates [Line Items]
Dividends payments to shareholders | $			1,500
Profit (loss) | $			(811)
Increase decrease in borrowings | $						$ 701
Total project amount | $										2,778
Intangible assets recognized | $										2,289
Adjustment amount related to gain and goodwill | $										$ 3,816
Gains (losses) on disposals of investments | $			(3,327)
Increase decrease in equity | $			$ (691)
JFKNTO sponsor aggregator LLC [Member]
Detail of information about investments in associates [Line Items]
Proportion of ownership interest in associate		49.00%	49.00%	49.00%
The percentage transaction achieved a total real interest cost	5.48%	4.65%	4.65%	4.65%
Derivatives investment in associates		€ 10,000,000		$ 26.0	9,000,000
Increase decrease in investments in associates					469,000,000
Increase decrease in investments in associates other		0			0
Investments in associates accounted for using equity method		€ 1,128,000,000			1,006,000,000			471,000,000
JFKNTO sponsor aggregator LLC [Member] | Toll roads division [Member]
Detail of information about investments in associates [Line Items]
Proportion of ownership interest in associate		49.00%	49.00%	49.00%
JFKNTO sponsor aggregator LLC [Member] | United States of America, Dollars
Detail of information about investments in associates [Line Items]
Total amount of commitment to inject social capital by shareholders | $				$ 2,330.0
Amount of commitment to inject social capital by ferrovial | $				1,142.0
Issued capital | $												$ 2,180.0		$ 1,635.0
Amount disbursed of commitment to inject social capital by Ferrovial | $				1,068.0
Interest rate swaps IRS associated with the projects bank debt and future debt issuances effective hedge accounting | $														645.0
Amount insured by assured guaranty municipal corp of bonds issued by NTO | $	$ 600.0														$ 800.0	$ 800.0
JFKNTO sponsor aggregator LLC [Member] | United States of America, Dollars | Concession [Member]
Detail of information about investments in associates [Line Items]
Expenses necessary to obtain the concession contract, as well as the costs of construction and development of the project. | $				6,215.0			$ 3,971.0
JFKNTO sponsor aggregator LLC [Member] | United States of America, Dollars | Concession present value of future payments to the port authority
Detail of information about investments in associates [Line Items]
Related to the present value of the future payments, throughout the concession period, for the acquisition of the concession | $				4,195.0			$ 4,096.0
JFKNTO sponsor aggregator LLC [Member] | United States of America, Dollars | Amortization expense and a bond issue [Member]
Detail of information about investments in associates [Line Items]
The project issued Green Bonds | $	$ 1,367.0														$ 2,550.0	$ 2,000.0
JFKNTO sponsor aggregator LLC [Member] | United States of America, Dollars | Net variation in bank borrowings [Member]
Detail of information about investments in associates [Line Items]
Non-current portion of non-current borrowings | $												$ 5,971.0		$ 4,600.0
JFKNTO sponsor aggregator LLC [Member] | United States of America, Dollars | Other movements [Member] | Capital contributions [Member]
Detail of information about investments in associates [Line Items]
Increase (decrease) in equity | $				$ 545.0
AGS airports holdings limited [Member]
Detail of information about investments in associates [Line Items]
Derivatives investment in associates					(4,000,000)
Increase decrease in investments in associates other					(80,000,000)
Investments in associates accounted for using equity method					315,000,000			376,000,000
AGS airports holdings limited [Member] | Long term loans in associates [Member]
Detail of information about investments in associates [Line Items]
Subordinated loan granted per share holders nominal amount AGS		€ 235,000,000
IRB infrastructure developers limited [Member]
Detail of information about investments in associates [Line Items]
Proportion of ownership interest in associate		19.86%	19.86%	19.86%
Total stake retain by Ferrovial for associates		34.10%	34.10%	34.10%
Percentage of the adquisition																	24.86%
Derivatives investment in associates		€ 3,000,000
Proportion of ownership interest in subsidiary		51.00%	51.00%	51.00%
Increase decrease in investments in associates other		€ 0
Investments in associates accounted for using equity method		€ 291,000,000
IRB infrastructure developers limited [Member] | Toll roads division [Member]
Detail of information about investments in associates [Line Items]
Proportion of ownership interest in associate		19.86%	19.86%	19.86%
Other companies [Member]
Detail of information about investments in associates [Line Items]
Contingent liabilities relating to associates that might ultimately be assumed by the group					€ 0
Number of significant companies in which the ownership interest exceeds 20% that are not equity accounted | year					0								0	0
Derivatives investment in associates		€ 5,000,000			€ 15,000,000
Percentage of ownership interest exceed that are not equity accounted		20.00%								20.00%	20.00%	20.00%
Increase decrease in investments in associates other		€ (1,000,000)			(88,000,000)
Investments in associates accounted for using equity method		€ 220,000,000			€ 220,000,000			263,000,000
IRB Infrastructure Trust (Private InvIT) [Member]
Detail of information about investments in associates [Line Items]
Proportion of ownership interest in associate		23.99%	23.99%	23.99%
Total investment related to the acquisition		€ 652,000,000
Percentage of the adquisition					23.99%								23.99%	23.99%
Derivatives investment in associates		0			€ 0
Increase decrease in investments in associates other		6,000,000			0
Investments in associates accounted for using equity method		€ 591,000,000			704,000,000			€ 0
IRB Infrastructure Trust (Private InvIT) [Member] | Toll roads division [Member]
Detail of information about investments in associates [Line Items]
Proportion of ownership interest in associate		23.99%	23.99%	23.99%
Percentage of Ferrovials share capital related to the number of shares acquired share based remuneration schemes		23.99%								23.99%	23.99%	23.99%
Percentage of ownership interest exceed that are not equity accounted		19.86%								19.86%	19.86%	19.86%
Toll road concessions		€ 14
IRB Infrastructure Trust (Private InvIT) [Member] | India, Rupees
Detail of information about investments in associates [Line Items]
Equity attributable to owners of parent		€ 259,701,000,000			€ 240,784,000,000
FGP Topco limited [Member]
Detail of information about investments in associates [Line Items]
Total stake retain by Ferrovial for associates					25.00%	25.00%	25.00%
Percentage of the sale of the FGP Topco					19.75%	19.75%	19.75%
FGP Topco limited [Member] | Airports division [Member]
Detail of information about investments in associates [Line Items]
Percentage of the sale of the FGP Topco		19.75%	19.75%	19.75%